Related party transactions	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Related party transactions [Text Block]
25.	Related party transactions

All transactions with related parties have occurred in the normal course of operations and were measured at the exchange amount agreed to by the parties. All amounts were unsecured, non-interest bearing and have no specific terms of settlement. Under the JVA, the Company entered into a services agreement with the JV whereby the Company will remain manager and operator of the AGM. In consideration for the Company’s services as manager and operator, the JV will pay the Company an annual fee of $6.0 million. The Company earned a service fee of $1.9 million as operators of the JV, which is comprised of a gross service fee of $2.5 million for the period since the closing of the JV Transaction less withholding taxes payable in Ghana of $0.6 million. As at December 31, 2018, the Company had a receivable due from the JV in respect of the service fee in the amount of $2.3 million, net of withholding taxes (December 31, 2017 - $nil).

Transactions with key management personnel were as follows:
	Year ended December 31,
	2018	2017
	$	$
Salaries and benefits	2,373	1,797
Share-based payments	312	736
Total compensation	2,685	2,533

Key management personnel consist of directors and officers of the Company.